Investments Investment Portfolio by Major Security Type (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Debt Securities, Available-for-Sale, at Fair Value
Cost	$ 30,051.8
Gross Unrealized Gains	115.4
Gross Unrealized Losses	(249.6)
Net Holding Period Gains (Losses)	(10.2)
Fair Value	$ 29,907.4
% of Total Fair Value	89.10%
Equity Securities, at Fair Value
Cost	$ 2,151.5
Gross Unrealized Gains	0.0
Gross Unrealized Losses	0.0
Net Holding Period Gains (Losses)	1,508.5
Fair Value	$ 3,660.0
% of Total Fair Value	10.90%
Debt and Equity securities, at Fair Value
Cost	$ 32,203.3
Gross Unrealized Gains	115.4
Gross Unrealized Losses	(249.6)
Net Holding Periods Gains (Losses)	1,498.3
Fair Value	$ 33,567.4	$ 27,274.7
% of Total Fair Value	100.00%
Available-for-Sale Securities
Cost		25,276.9
Gross Unrealized Gains		2,097.0
Gross Unrealized Losses		(99.4)
Net Holding Period Gains (Losses)		0.2
Fair Value		$ 27,274.7
% of Total Fair Value		100.00%
Other Receivables from Broker-Dealers and Clearing Organizations		$ 5.8
Other Payables to Broker-Dealers and Clearing Organizations	$ 5.9
Securities Held In Consolidated Non-Insurance Subsidiary	2,900.0	1,600.0
Nonredeemable preferred stocks
Equity Securities, at Fair Value
Cost	1,002.6
Gross Unrealized Gains	0.0
Gross Unrealized Losses	0.0
Net Holding Period Gains (Losses)	31.3
Fair Value	$ 1,033.9
% of Total Fair Value	3.10%
Common equities
Equity Securities, at Fair Value
Cost	$ 1,148.9
Gross Unrealized Gains	0.0
Gross Unrealized Losses	0.0
Net Holding Period Gains (Losses)	1,477.2
Fair Value	$ 2,626.1
% of Total Fair Value	7.80%
Fixed Maturities and Short Term [Member]
Debt and Equity securities, at Fair Value
Fair Value		23,071.1
Available-for-Sale Securities
Cost		23,079.3
Gross Unrealized Gains		82.0
Gross Unrealized Losses		(90.4)
Net Holding Period Gains (Losses)		0.2
Fair Value		$ 23,071.1
% of Total Fair Value		84.60%
Equity securities
Debt and Equity securities, at Fair Value
Fair Value	$ 3,660.0	$ 4,203.6
Available-for-Sale Securities
Cost		2,197.6
Gross Unrealized Gains		2,015.0
Gross Unrealized Losses		(9.0)
Net Holding Period Gains (Losses)		0.0
Fair Value		$ 4,203.6
% of Total Fair Value		15.40%
Equity securities | Nonredeemable preferred stocks
Debt and Equity securities, at Fair Value
Fair Value	1,033.9	$ 803.8
Available-for-Sale Securities
Cost		698.6
Gross Unrealized Gains		114.0
Gross Unrealized Losses		(8.8)
Net Holding Period Gains (Losses)		0.0
Fair Value		$ 803.8
% of Total Fair Value		2.90%
Equity securities | Common equities
Debt and Equity securities, at Fair Value
Fair Value	2,626.1	$ 3,399.8
Available-for-Sale Securities
Cost		1,499.0
Gross Unrealized Gains		1,901.0
Gross Unrealized Losses		(0.2)
Net Holding Period Gains (Losses)		0.0
Fair Value		$ 3,399.8
% of Total Fair Value		12.50%
Fixed maturities
Available-for-Sale Securities
Cost		$ 20,209.9
Gross Unrealized Gains		82.0
Gross Unrealized Losses		(90.4)
Net Holding Period Gains (Losses)		0.2
Fair Value		$ 20,201.7
% of Total Fair Value		74.10%
Fixed maturities | U.S. government obligations
Available-for-Sale Securities
Cost		$ 6,688.8
Gross Unrealized Gains		1.1
Gross Unrealized Losses		(44.0)
Net Holding Period Gains (Losses)		0.0
Fair Value		$ 6,645.9
% of Total Fair Value		24.40%
Fixed maturities | State and local government obligations
Available-for-Sale Securities
Cost		$ 2,285.6
Gross Unrealized Gains		20.7
Gross Unrealized Losses		(9.3)
Net Holding Period Gains (Losses)		0.1
Fair Value		$ 2,297.1
% of Total Fair Value		8.40%
Fixed maturities | Corporate debt securities
Available-for-Sale Securities
Cost		$ 4,997.2
Gross Unrealized Gains		14.8
Gross Unrealized Losses		(14.4)
Net Holding Period Gains (Losses)		0.1
Fair Value		$ 4,997.7
% of Total Fair Value		18.30%
Fixed maturities | Residential mortgage-backed securities
Available-for-Sale Securities
Cost		$ 828.8
Gross Unrealized Gains		11.3
Gross Unrealized Losses		(3.4)
Net Holding Period Gains (Losses)		0.0
Fair Value		$ 836.7
% of Total Fair Value		3.10%
Fixed maturities | Commercial mortgage-backed securities
Available-for-Sale Securities
Cost		$ 2,760.1
Gross Unrealized Gains		11.8
Gross Unrealized Losses		(13.3)
Net Holding Period Gains (Losses)		0.0
Fair Value		$ 2,758.6
% of Total Fair Value		10.10%
Fixed maturities | Other asset-backed securities
Available-for-Sale Securities
Cost		$ 2,454.5
Gross Unrealized Gains		4.5
Gross Unrealized Losses		(4.5)
Net Holding Period Gains (Losses)		0.2
Fair Value		$ 2,454.7
% of Total Fair Value		9.00%
Fixed maturities | Redeemable preferred stocks
Available-for-Sale Securities
Cost		$ 194.9
Gross Unrealized Gains		17.8
Gross Unrealized Losses		(1.5)
Net Holding Period Gains (Losses)		(0.2)
Fair Value		$ 211.0
% of Total Fair Value		0.80%
Short-term investments
Available-for-Sale Securities
Cost		$ 2,869.4
Gross Unrealized Gains		0.0
Gross Unrealized Losses		0.0
Net Holding Period Gains (Losses)		0.0
Fair Value		$ 2,869.4
% of Total Fair Value		10.50%
Short-term investments
Debt Securities, Available-for-Sale, at Fair Value
Cost	1,795.9
Gross Unrealized Gains	0.0
Gross Unrealized Losses	0.0
Net Holding Period Gains (Losses)	0.0
Fair Value	$ 1,795.9
% of Total Fair Value	5.40%
Fixed maturities
Debt Securities, Available-for-Sale, at Fair Value
Cost	$ 28,255.9
Gross Unrealized Gains	115.4
Gross Unrealized Losses	(249.6)
Net Holding Period Gains (Losses)	(10.2)
Fair Value	$ 28,111.5
% of Total Fair Value	83.70%
Fixed maturities | U.S. government obligations
Debt Securities, Available-for-Sale, at Fair Value
Cost	$ 9,897.4
Gross Unrealized Gains	71.2
Gross Unrealized Losses	(52.1)
Net Holding Period Gains (Losses)	0.0
Fair Value	$ 9,916.5
% of Total Fair Value	29.50%
Fixed maturities | State and local government obligations
Debt Securities, Available-for-Sale, at Fair Value
Cost	$ 1,654.6
Gross Unrealized Gains	7.3
Gross Unrealized Losses	(12.8)
Net Holding Period Gains (Losses)	0.0
Fair Value	$ 1,649.1
% of Total Fair Value	4.90%
Fixed maturities | Corporate debt securities
Debt Securities, Available-for-Sale, at Fair Value
Cost	$ 8,808.5
Gross Unrealized Gains	13.6
Gross Unrealized Losses	(125.3)
Net Holding Period Gains (Losses)	(2.5)
Fair Value	$ 8,694.3
% of Total Fair Value	25.90%
Fixed maturities | Residential mortgage-backed securities
Debt Securities, Available-for-Sale, at Fair Value
Cost	$ 733.5
Gross Unrealized Gains	6.0
Gross Unrealized Losses	(5.1)
Net Holding Period Gains (Losses)	0.0
Fair Value	$ 734.4
% of Total Fair Value	2.20%
Fixed maturities | Commercial mortgage-backed securities
Debt Securities, Available-for-Sale, at Fair Value
Cost	$ 3,332.8
Gross Unrealized Gains	7.8
Gross Unrealized Losses	(39.0)
Net Holding Period Gains (Losses)	0.0
Fair Value	$ 3,301.6
% of Total Fair Value	9.80%
Fixed maturities | Other asset-backed securities
Debt Securities, Available-for-Sale, at Fair Value
Cost	$ 3,585.4
Gross Unrealized Gains	3.6
Gross Unrealized Losses	(11.8)
Net Holding Period Gains (Losses)	0.1
Fair Value	$ 3,577.3
% of Total Fair Value	10.70%
Fixed maturities | Redeemable preferred stocks
Debt Securities, Available-for-Sale, at Fair Value
Cost	$ 243.7
Gross Unrealized Gains	5.9
Gross Unrealized Losses	(3.5)
Net Holding Period Gains (Losses)	(7.8)
Fair Value	$ 238.3
% of Total Fair Value	0.70%